ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivables	$ 15,785,944	$ 16,111,717
Less: provision for credit loss	141,243	137,041	$ 18,431
Total accounts receivable, net	$ 15,644,701	$ 15,974,676